Capital Management and Risk Policies - Summary of Maximum Exposure to Credit Risk on Assests (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	$ 8,328,904,071	$ 7,060,886,507	$ 3,027,266,362
Retail Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	6,598,880,007	6,464,834,125	2,792,339,222
Retail Portfolio | Gross Carrying amount | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	320,016,173	257,743,443	74,433,547
Retail Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	229,077,580	95,272,033	26,271,788
Retail Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	223,599,872	63,948,640	22,466,721
Retail Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	957,330,439	179,088,266	111,755,084
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	6,010,819,571	6,312,174,160
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	5,846,641,621	6,125,758,558
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	164,177,950	186,415,602
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	965,211,071	463,347,315
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	537,930,784	286,569,299
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	106,855,956	56,302,588
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	185,010,898	81,868,323
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	135,413,433	38,607,105
Retail Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	1,352,873,429	285,365,032
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	214,307,602	52,506,268
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	48,982,267	15,025,253
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	44,066,682	13,403,710
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	88,186,439	25,341,535
Retail Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	957,330,439	179,088,266
Retail Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(1,284,406,924)	(483,759,140)	(204,629,696)
Retail Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(128,234,811)	(233,830,017)
Retail Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(198,747,799)	(53,113,226)
Retail Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(957,424,314)	(196,815,897)
Retail Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	7,044,497,147	6,577,127,367	2,822,636,666
Retail Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	5,882,584,760	6,078,344,143
Retail Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	766,463,272	410,234,089
Retail Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	395,449,115	88,549,135
Retail like Portfolio | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,980,830,774	3,149,594,555	1,945,619,334
Retail like Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,980,830,774	3,149,594,555	1,945,619,334
Retail like Portfolio | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,628,247,542	3,072,091,164	1,870,068,089
Retail like Portfolio | Gross Carrying amount | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	139,194,238	44,799,941	28,926,845
Retail like Portfolio | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	56,585,313	4,660,049	8,522,210
Retail like Portfolio | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	30,766,449	4,167,569	5,773,426
Retail like Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	126,037,232	23,875,832	32,328,764
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,523,107,587	3,037,634,799	1,589,934,683
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,523,107,587	3,037,634,799
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,444,378,930	3,004,547,336
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	78,728,657	33,087,463
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail like Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	259,389,641	71,774,351	309,542,545
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	259,389,641	71,774,351
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	147,308,669	56,886,863
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	44,434,975	8,211,237
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	48,121,782	4,003,254
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	19,524,215	2,672,997
Retail like Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	198,333,546	40,185,405	46,142,106
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	198,333,546	40,185,405
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	36,559,943	10,656,965
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	16,030,606	3,501,241
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	8,463,531	656,795
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	11,242,234	1,494,572
Retail like Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	126,037,232	23,875,832
Retail like Portfolio | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(136,796,062)	(48,582,801)	(38,717,512)	$ (72,014,567)
Retail like Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(136,796,062)	(48,582,801)	(38,717,511)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(16,511,375)	(21,054,928)	(7,677,283)	(39,787,330)
Retail like Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(16,511,375)	(21,054,928)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(18,572,257)	(5,830,028)	(6,685,045)	(7,616,707)
Retail like Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(18,572,257)	(5,830,028)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(101,712,430)	(21,697,845)	(24,355,184)	(24,610,530)
Retail like Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(101,712,430)	(21,697,845)
Retail like Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,844,034,712	3,101,011,754	1,906,901,823
Retail like Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,506,596,212	3,016,579,871
Retail like Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	240,817,384	65,944,323
Retail like Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	96,621,116	18,487,560
Wholesale Portfolio | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	11,231,259,891	11,162,194,315	11,845,666,565
Wholesale Portfolio | Gross Carrying amount | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	11,160,519,531	9,941,145,975	11,835,371,882
Wholesale Portfolio | Gross Carrying amount | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	29,238,797	1,184,170,492	6,396,631
Wholesale Portfolio | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	41,501,563	36,877,848	3,898,052
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	10,883,794,573	11,120,113,996
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	10,883,794,573	9,938,529,239
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	1,181,584,757
Wholesale Portfolio | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	305,963,755	4,953,116
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	276,724,958	2,616,736
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	29,238,797	2,336,380
Wholesale Portfolio | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	41,501,563	37,127,203
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | A | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | B1 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	249,355
Wholesale Portfolio | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	41,501,563	36,877,848
Wholesale Portfolio | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(49,195,283)	(63,764,628)	(30,802,889)
Wholesale Portfolio | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(28,228,041)	(48,120,878)
Wholesale Portfolio | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(1,915,622)	(480,352)
Wholesale Portfolio | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(19,051,620)	(15,163,398)
Wholesale Portfolio | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	11,182,064,608	11,098,429,687	11,814,863,676
Wholesale Portfolio | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	10,855,566,532	11,071,993,118
Wholesale Portfolio | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	304,048,133	4,472,764
Wholesale Portfolio | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	22,449,943	21,963,805
Naranja X | Gross Carrying amount
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	5,772,761,171	4,894,445,846	2,714,041,674
Naranja X | Gross Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	5,772,761,171	4,894,445,846	2,714,041,674
Naranja X | Gross Carrying amount | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,401,181,199	4,222,918,639	2,501,724,347
Naranja X | Gross Carrying amount | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	309,120,274	264,797,670	109,899,234
Naranja X | Gross Carrying amount | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	225,682,179	139,020,661	35,383,470
Naranja X | Gross Carrying amount | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	183,794,363	97,602,619	14,592,983
Naranja X | Gross Carrying amount | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	652,983,156	170,106,257	52,441,640
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,465,019,117	4,195,393,532	2,593,184,347
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,465,019,117	4,195,393,532
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,200,065,053	3,979,063,696
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	264,954,064	216,329,836
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Naranja X | Gross Carrying amount | Stage 1 | 12-month ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	652,449,020	526,885,775	68,415,687
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	652,449,020	526,885,775
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	200,704,721	243,755,725
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	44,055,863	48,440,300
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	225,552,334	138,958,066
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	182,136,102	95,731,684
Naranja X | Gross Carrying amount | Stage 2 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	0	0
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	655,293,034	172,166,539	52,441,640
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	655,293,034	172,166,539
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | 0 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	411,425	99,218
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | 1-30 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	110,347	27,534
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | 31-60 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	129,845	62,595
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | 61-90 | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	1,658,261	1,870,935
Naranja X | Gross Carrying amount | Stage 3 | Lifetime ECL | Default | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	652,983,156	170,106,257
Naranja X | Loss allowance
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(776,186,189)	(337,009,882)	(122,033,535)	(146,911,891)
Naranja X | Loss allowance | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(776,186,189)	(337,009,882)	(122,033,535)
Naranja X | Loss allowance | Stage 1 | 12-month ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(164,061,186)	(143,224,254)	(71,661,287)	(70,243,682)
Naranja X | Loss allowance | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(164,061,186)	(143,224,254)
Naranja X | Loss allowance | Stage 2 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(196,684,764)	(85,937,309)	(17,665,594)	(29,414,050)
Naranja X | Loss allowance | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(196,684,764)	(85,937,309)
Naranja X | Loss allowance | Stage 3 | Lifetime ECL
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(415,440,239)	(107,848,319)	(32,706,654)	$ (47,254,159)
Naranja X | Loss allowance | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	(415,440,239)	(107,848,319)
Naranja X | Net Carrying amount | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,996,574,982	4,557,435,964	$ 2,592,008,139
Naranja X | Net Carrying amount | Stage 1 | 12-month ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	4,300,957,931	4,052,169,278
Naranja X | Net Carrying amount | Stage 2 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	455,764,256	440,948,466
Naranja X | Net Carrying amount | Stage 3 | Lifetime ECL | ECL Staging
Disclosure of Credit Quality of Debt Securities [line items]
Financial assets	$ 239,852,795	$ 64,318,220